INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Fund's investments in operating (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 48,344,537		$ 62,665,698
Cumulative distributions from operating limited partnerships	(266,608)		(516,294)
Cumulative impairment loss in investments in operating limited partnerships	(32,206,478)		(38,300,568)
Cumulative losses from operating limited partnerships	(15,871,451)		(23,848,836)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	(384,817)		(384,817)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(11,880,114)		(12,838,449)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	331,285		333,626
Cumulative impairment loss in investments in operating limited partnerships	32,206,478		38,300,568
Other	336,086		384,697
Equity per operating limited partnerships' combined financial statements	20,608,918	$ 20,608,918	25,795,625	$ 25,795,625
Series 47 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	7,135,011		12,363,803
Cumulative distributions from operating limited partnerships	(28,500)		(166,080)
Cumulative impairment loss in investments in operating limited partnerships	(5,310,652)		(8,724,000)
Cumulative losses from operating limited partnerships	(1,795,859)		(3,473,723)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(769,653)		(750,844)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	5,310,652		8,724,000
Other	(89,809)		(126,004)
Equity per operating limited partnerships' combined financial statements	4,451,190	4,451,190	7,847,152	7,847,152
Series 48 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	2,970,934		5,528,822
Cumulative distributions from operating limited partnerships	(18,606)		(61,020)
Cumulative impairment loss in investments in operating limited partnerships	(2,249,326)		(2,854,185)
Cumulative losses from operating limited partnerships	(703,002)		(2,613,617)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(303,091)		(1,002,710)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	2,249,326		2,854,185
Other	(79,803)		(50,367)
Equity per operating limited partnerships' combined financial statements	1,866,432	1,866,432	1,801,108	1,801,108
Series 49 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	38,238,592		44,773,073
Cumulative distributions from operating limited partnerships	(219,502)		(289,194)
Cumulative impairment loss in investments in operating limited partnerships	(24,646,500)		(26,722,383)
Cumulative losses from operating limited partnerships	(13,372,590)		(17,761,496)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	(384,817)		(384,817)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(10,807,370)		(11,084,895)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	331,285		333,626
Cumulative impairment loss in investments in operating limited partnerships	24,646,500		26,722,383
Other	505,698		561,068
Equity per operating limited partnerships' combined financial statements	$ 14,291,296	$ 14,291,296	$ 16,147,365	$ 16,147,365